PREPAYMENTS AND OTHER RECEIVABLES - Summary of Prepayments and Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
PREPAYMENTS AND OTHER CURRENT ASSETS
Receivables from third-party payment service providers	$ 539	$ 504
Utility deposits	3,883
Other deposits	890	630
Deferred expense	430	1,607
Loans to the third parties	895	1,259
Recoverable value-added input tax		$ 3,535
Derivative assets	$ 1,392
Derivative Asset, Current, Statement of Financial Position [Extensible Enumeration]	Prepaid Expense and Other Assets, Current	Prepaid Expense and Other Assets, Current
Others	$ 347	$ 689
Less: allowance for credit losses	(2,078)
Prepayments and other receivables	$ 6,298	$ 8,224